REDEEMABLE PREFERRED SHARES - Terms (Details) - USD ($) $ / shares in Units, $ in Thousands	Nov. 07, 2016	Dec. 31, 2015
Redeemable preferred shares
REDEEMABLE PREFERRED SHARES
Conversion ratio of preferred shares to ordinary share	1	1
Minimum gross cash proceeds in an IPO to trigger automatic conversion to ordinary shares		$ 100,000
Minimum percentage of issue price per share above US1.0365 in an IPO to trigger automatic conversion to ordinary shares		25.00%
Threshold amount in an IPO to trigger automatic conversion to ordinary shares		$ 1.0365
Minimum public float to trigger automatic conversion to ordinary shares (as a percent)		20.00%
Minimum votes required for redemption (as a percent)		75.00%
Cumulative dividend rate		6.00%
Number of shares converted	(349,087,677)
Series A
REDEEMABLE PREFERRED SHARES
Redemption amount per share		$ 0.363636
Series A*
REDEEMABLE PREFERRED SHARES
Redemption amount per share		0.1060
Series B
REDEEMABLE PREFERRED SHARES
Redemption amount per share		0.77922
Series B1
REDEEMABLE PREFERRED SHARES
Redemption amount per share		0.5300
Series B2
REDEEMABLE PREFERRED SHARES
Redemption amount per share		0.5855
Series B4
REDEEMABLE PREFERRED SHARES
Redemption amount per share		0.4340
Series B5
REDEEMABLE PREFERRED SHARES
Redemption amount per share		$ 1.036522
Series C
REDEEMABLE PREFERRED SHARES
Consent to convert preferred shares to ordinary shares (as a percent)		75.00%
Redemption amount per share		$ 1.036522
Series A, Series A*, Series B, Series B1, Series B2, Series B4 and Series B5
REDEEMABLE PREFERRED SHARES
Consent to convert preferred shares to ordinary shares (as a percent)		85.00%
Ordinary Shares
REDEEMABLE PREFERRED SHARES
Number of shares converted	349,087,677